SCHEDULE OF CONVERTIBLE NOTES (Details) $ in Thousands, $ in Thousands		11 Months Ended		12 Months Ended
	Jan. 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Short-Term Debt [Line Items]
Proceed of convertible notes	$ 15,000			$ 845	$ 6,588	$ 62,698
Accumulated amortization of debt discount				114	891	5,911	$ 6,396
Conversion to shares				23,652	184,485
Non-current portion			$ (14,121)	(1,944)		(14,121)		$ (15,166)
Current portion				2,227				17,373
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Beginning balance				1,810	14,121
Proceed of convertible notes		8,038	62,698	6,866	53,553
Allocated fair value of warrant subscription rights		(1,601)	(12,490)	(2,231)	(17,405)
Allocated intrinsic value of beneficial conversion feature		(5,248)	(40,935)	(4,634)	(36,148)
Accumulated amortization of debt discount		2,857	22,285	6,573	51,279
Conversion to shares		(2,236)	(17,437)	(4,213)	(32,861)
Ending balance		$ 1,810	$ 14,121	4,171	$ 32,539	$ 14,121
Non-current portion				(1,944)				(15,166)
Current portion				$ 2,227				$ 17,373